REVENUE (Tables)	12 Months Ended
Dec. 31, 2020
REVENUE.
Disclosure of revenue from contracts with customers
Figures in million - SA rand	2020	2019	2018
Gold mining activities	27,868.8	18,644.2	19,656.7
PGM mining activities	72,469.3	38,418.4	22,735.2
Recycling activities	25,296.5	14,521.2	7,442.7
Stream[1]	538.5	540.4	201.6
Total revenue from contracts with customers	126,173.1	72,124.2	50,036.2
Adjustments relating to sales of PGM concentrate[2]	1,219.3	801.2	620.2
Total revenue	127,392.4	72,925.4	50,656.4

[1]The difference between revenue from PGM mining activities above and total revenue from PGM mining activities per the segment report relates to the separate disclosure of revenue from the gold and palladium streaming arrangement with Wheaton International (Wheaton Stream) in the above as well as the separate disclosure of revenue related to adjustments on the sales of PGM concentrate. Revenue relating to the Wheaton Stream is incorporated in the Group corporate segment as described in the segment report

[2]These adjustments relate to provisional pricing arrangements resulting in subsequent changes to the amount of revenue recognised

Revenue per geographical region of the relevant operations:

Figures in million - SA rand	2020	2019	2018
Southern Africa	82,781.4	46,222.6	34,810.3
United States[1]	44,611.0	26,702.8	15,846.1
Total revenue	127,392.4	72,925.4	50,656.4

[1]The difference between revenue generated by operations in the US and the revenue in the US PGM operations segment relates to the Wheaton Stream

Schedule of revenue generated by product

Figures in million - SA rand	2020	2019	2018
Gold	28,929.8	18,882.1	21,434.2
PGMs[1]	95,572.5	51,504.9	27,545.7
Platinum	17,053.9	13,013.2	9,233.9
Palladium	47,280.9	28,031.0	15,282.3
Rhodium	29,865.1	9,338.1	2,236.0
Iridium	814.5	649.6	442.9
Ruthenium	558.1	473.0	350.6
Chrome	1,572.7	1,749.3	1,128.9
Other[2]	1,317.4	789.1	547.6
Total revenue	127,392.4	72,925.4	50,656.4

1 In line with Sibanye-Stillwater’s mine-to-market PGM strategy and according to the processing agreements with Anglo American Platinum Limited (Anglo American Platinum), the processing arrangement for SRPM production changed from a purchase of concentrate arrangement to a Toll processing arrangement from 1 January 2019

[2] Other primarily includes revenue from nickel, silver, cobalt and copper sales